UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23318

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300
Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Jeremy Goff
11550 Ash Street, Suite 300
Leawood, KS
 (Name and address of agent for service)

(913)981-1020
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments December 31, 2018 (unaudited)

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

	Principal Amount	Fair Value
Corporate Bonds - 10.2%(1)
Multi-Family Construction - 10.2%(1)
Bridgemoor Senior Living
11.500%, 12/31/2025(2)	$5,000,000	$5,000,000
Roseville Senior Living
12.000%, 12/31/2025(2)	6,255,000	6,255,000

Total Corporate Bonds (Cost $11,255,000)		11,255,000

Municipal Bonds - 60.2%(1)
Alabama - 0.6%(1)
Auburn University
5.000%, 06/01/2024	650,000	677,911
Arizona - 5.0%(1)
Arizona Industrial Development Authority
(Obligor: Windsong Senior Living)
12.000%, 12/01/2023(2)	5,480,000	5,500,550
Florida - 16.2%(1)
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series A)
8.250%, 11/15/2025(2)	8,425,000	8,448,084
Capital Trust Agency Inc.
(Obligor: Championship Charter School I - Series B)
8.500%, 11/15/2025(2)	485,000	489,404
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 A)
8.250%, 11/15/2025(2)	8,250,000	8,272,605
Capital Trust Agency Inc.
(Obligor: Championship Academy of Distinction West Broward - Series 2018 B)
8.500%, 11/15/2025(2)	550,000	552,805
		17,762,898
Massachusetts - 0.3%(1)
Massachusetts Development Finance Agency
(Obligor: President & Fellows of Harvard College)
5.000%, 10/15/2040	340,000	359,125
New Jersey - 1.2%(1)
New Jersey Educational Facilities Authority
(Obligor: Princeton University)
5.000%, 07/01/2021	600,000	647,394
New Jersey Health Care Facilities Financing Authority
(Obligor: The University of Pennsylvania Health System Obligated Group)
5.000%, 07/01/2023	635,000	714,458
		1,361,852
New York - 0.4%(1)
New York State Dormitory Authority
(Obligor: State University of New York)
5.000%, 07/01/2031	445,000	476,203
Oklahoma - 0.6%(1)
Oklahoma Development Finance Authority
(Obligor: INTEGRIS Health Obligated Group)
5.000%, 08/15/2022	625,000	685,962
Pennsylvania - 1.0%(1)
West Shore Area Authority
(Obligor: Holy Spirit Hospital of the Sisters of Christian Charity/PA)
5.625%, 01/01/2032	1,000,000	1,096,290
Tennessee - 0.7%(1)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
(Obligor: The Vanderbilt University)
5.000%, 10/01/2028	650,000	716,040
Virginia - 0.3%(1)
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
4.000%, 05/15/2022	280,000	298,894

Wisconsin - 33.9%(1)
Public Finance Authority
(Obligor: Alleghany House - Series A)
12.500%, 01/01/2029(2)	1,210,000	1,187,070
Public Finance Authority
(Obligor: Alleghany House - Series B)
12.500%, 01/01/2029(2)	45,000	44,147
Public Finance Authority
(Obligor: Brookside Glen - Series A)
9.500%, 10/01/2028(2)	4,200,000	4,160,478
Public Finance Authority
(Obligor: Brookside Glen - Series B)
12.500%, 10/01/2028(2)	95,000	93,114
Public Finance Authority
(Obligor: Gardens of Montgomery - Series A)
0.000%, 01/01/2029(2)(3)	1,610,000	1,416,269
Public Finance Authority
(Obligor: Gardens of Montgomery - Series B)
0.000%, 01/01/2029(2)(3)	29,000	25,595
Public Finance Authority
(Obligor: Gardens of Rome - Series C)
10.000%, 01/01/2024	1,630,000	1,625,909
Public Finance Authority
(Obligor: Gardens of Rome - Series D)
10.000%, 01/01/2024	70,000	69,824
Public Finance Authority
(Obligor: Gardens of Savannah - Series C)
10.000%, 01/01/2024(2)	1,065,000	1,062,327
Public Finance Authority
(Obligor: Gardens of Savannah - Series D)
10.000%, 01/01/2024(2)	80,000	79,798
Public Finance Authority
(Obligor: Gardens of Social Circle - Series C)
10.000%, 01/01/2024(2)	2,030,000	2,024,905
Public Finance Authority
(Obligor: Gardens of Social Circle - Series D)
10.000%, 01/01/2024(2)	65,000	64,916
Public Finance Authority
(Obligor: Gardens of Waterford - Series C)
10.000%, 01/01/2024(2)	1,185,000	1,182,026
Public Finance Authority
(Obligor: Gardens of Waterford - Series D)
10.000%, 01/01/2024(2)	75,000	74,812
Public Finance Authority
(Obligor: Greenville - Series A)
9.500%, 10/01/2028(2)	4,600,000	4,553,816
Public Finance Authority
(Obligor: Greenville - Series B)
12.500%, 10/01/2028(2)	90,000	88,214
Public Finance Authority
(Obligor: Hertford House - Series B)
12.500%, 01/01/2022(2)	55,000	54,543
Public Finance Authority
(Obligor: Lake Lure - Series A)
12.500%, 01/01/2029	2,260,000	2,217,173
Public Finance Authority
(Obligor: Lake Lure - Series B)
12.500%, 01/01/2029	55,000	53,958
Public Finance Authority
(Obligor: Lakeview Village - Series B)
12.500%, 01/01/2022	50,000	49,584
Public Finance Authority
(Obligor: Landings of Columbus - Series C)
10.000%, 01/01/2024	1,055,000	1,053,639
Public Finance Authority
(Obligor: Landings of Columbus - Series D)
10.000%, 01/01/2024	80,000	79,798
Public Finance Authority
(Obligor: Landings of Douglas - Series C)
10.000%, 01/01/2024(2)	1,255,000	1,251,850
Public Finance Authority
(Obligor: Landings of Douglas - Series D)
10.000%, 01/01/2024(2)	75,000	74,812
Public Finance Authority
(Obligor: Landings of Gainsville - Series C)
10.000%, 01/01/2024	1,020,000	1,017,440
Public Finance Authority
(Obligor: Landings of Gainsville - Series D)
10.000%, 01/01/2024(2)	80,000	79,798
Public Finance Authority
(Obligor: Landings of Montgomery - Series C)
10.000%, 01/01/2029(2)	1,955,000	1,942,918

Public Finance Authority
(Obligor: Landings of Montgomery - Series D)
10.000%, 01/01/2029(2)	65,000	64,596
Public Finance Authority
(Obligor: Reidsville House - Series A)
12.500%, 01/01/2029	1,860,000	1,824,697
Public Finance Authority
(Obligor: Reidsville House - Series B)
12.500%, 01/01/2029	55,000	53,958
Public Finance Authority
(Obligor: Senters Memory Care - Series A)
8.500%, 01/01/2029(2)	4,040,000	3,277,450
Public Finance Authority
(Obligor: Senters Memory Care - Series B)
8.500%, 01/01/2029(2)	105,000	85,340
Public Finance Authority
(Obligor: Windsor House - Series A)
9.500%, 10/01/2028(2)	6,335,000	6,271,396
Public Finance Authority
(Obligor: Windsor House - Series B)
12.500%, 10/01/2028(2)	60,000	58,809
		37,264,979

Total Municipal Bonds (Cost $66,503,482)		66,200,704

Short Term Investments - 21.0%(1)
Arizona - 0.1%(1)
Arizona Health Facilities Authority
(Obligor: Banner Health Obligated Group)
Weekly VRDN and Put, 1.800%, 01/01/2029(4)	100,000	100,000
California - 1.0%(1)
California Health Facilities Financing Authority
(Obligor: Kaiser Credit Group)
Weekly VRDN and Put, 1.620%, 06/01/2041(4)	1,100,000	1,100,000
Colorado - 0.2%(1)
Colorado Health Facilities Authority
(Obligor: Sisters of Charity of Leavenworth Health System Inc)
Weekly VRDN and Put, 1.750%, 12/01/2045(4)	200,000	200,000
Connecticut - 0.4%(1)
Connecticut State Health & Educational Facilities Authority
(Obligor: Yale-New Haven Health Obligated Group)
Weekly VRDN and Put, 1.760%, 07/01/2025(4)	470,000	470,000
Georgia - 0.8%(1)
DeKalb Private Hospital Authority
(Obligor: Children's Healthcare of Atlanta Obligated Group)
Weekly VRDN and Put, 1.690%, 07/01/2042(4)	500,000	500,000
Private Colleges & Universities Authority
(Obligor: Emory University)
Weekly VRDN and Put, 1.700%, 09/01/2035(4)	200,000	200,000
Private Colleges & Universities Authority
(Obligor: Emory University)
Weekly VRDN and Put, 1.700%, 09/01/2036(4)	200,000	200,000
		900,000
Illinois - 3.3%(1)
Illinois Finance Authority
(Obligor: Advocate Health Care Network Obligated Group)
Weekly VRDN and Put, 1.800%, 11/01/2038(4)	600,000	600,000
Illinois Finance Authority
(Obligor: Advocate Health Care Network Obligated Group)
Weekly VRDN and Put, 1.710%, 11/01/2038(4)	1,050,000	1,050,000
Illinois Finance Authority
(Obligor: The University of Chicago)
Weekly VRDN and Put, 1.680%, 07/01/2038(4)	2,000,000	2,000,000
		3,650,000
Maryland - 1.7%(1)
Maryland Economic Development Corp
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.720%, 02/15/2043(4)	500,000	500,000
Maryland Health & Higher Educational Facilities Authority
(Obligor: Johns Hopkins University)
Weekly VRDN and Put, 1.680%, 07/01/2036(4)	1,320,000	1,320,000
		1,820,000
Minnesota - 2.7%(1)
City of Minneapolis/St Paul Minnesota Housing & Redevelopment Authority
(Obligor: Allina Health Obligated Group)
Weekly VRDN and Put, 1.700%, 11/15/2034(4)	1,750,000	1,750,000
City of Rochester Minnesota
(Obligor: Mayo Clinic)
Weekly VRDN and Put, 1.730%, 11/15/2047(4)	1,250,000	1,250,000
		3,000,000

Mississippi - 0.3%(1)
Mississippi Hospital Equipment & Facilities Authority
(Obligor: North Mississippi Medical Center Obligated Group)
Weekly VRDN and Put, 1.700%, 05/15/2033(4)	300,000	300,000
North Carolina - 3.4%(1)
North Carolina Educational Facilities Finance Agency
(Obligor: Duke University)
Weekly VRDN and Put, 1.610%, 12/01/2021(4)	830,000	830,000
North Carolina Medical Care Commission
(Obligor: FirstHealth of the Carolinas Inc)
Weekly VRDN and Put, 1.730%, 10/01/2038(4)	970,000	970,000
North Carolina Medical Care Commission
(Obligor: Moses H Cone Memorial Hospital Obligated Group)
Weekly VRDN and Put, 1.630%, 10/01/2035(4)	1,600,000	1,600,000
University of North Carolina at Chapel Hill
Weekly VRDN and Put, 1.730%, 02/01/2029(4)	300,000	300,000
		3,700,000
Ohio - 0.5%(1)
The Ohio State University
Weekly VRDN and Put, 1.700%, 12/01/2031(4)	100,000	100,000
The Ohio State University
Weekly VRDN and Put, 1.610%, 12/01/2027(4)	500,000	500,000
		600,000
Rhode Island - 0.3%(1)
Rhode Island Health & Educational Building Corp
(Obligor: Brown University in Providence in the State of Rhode Island & Providence Planta)
Weekly VRDN and Put, 1.680%, 05/01/2035(4)	290,000	290,000
Texas - 3.2%(1)
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 1.660%, 11/15/2047(4)	1,655,000	1,655,000
Tarrant County Cultural Education Facilities Finance Corp
(Obligor: Texas Health Resources Obligated Group)
Weekly VRDN and Put, 1.730%, 11/15/2051(4)	200,000	200,000
The University of Texas System
Weekly VRDN and Put, 1.710%, 08/01/2033(4)	600,000	600,000
The University of Texas System
Weekly VRDN and Put, 1.660%, 08/01/2034(4)	1,100,000	1,100,000
		3,555,000
Virginia - 2.8%(1)
Albermarle County Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Daily VRDN and Put, 1.650%, 10/01/2048(4)	500,000	500,000
Fairfax County Industrial Development Authority
(Obligor: Inova Health System Obligated Group)
Weekly VRDN and Put, 1.680%, 05/15/2042(4)	1,355,000	1,355,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.720%, 02/15/2038(4)	565,000	565,000
Loudoun County Economic Development Authority
(Obligor: Howard Hughes Medical Institute)
Weekly VRDN and Put, 1.720%, 02/15/2038(4)	500,000	500,000
Norfolk Economic Development Authority
(Obligor: Sentara Healthcare Obligated Group)
Weekly VRDN and Put, 1.670%, 11/01/2034(4)	200,000	200,000
		3,120,000
Washington - 0.3%(1)
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 1.740%, 10/01/2042(4)	100,000	100,000
Washington Health Care Facilities Authority
(Obligor: Providence St Joseph Health Obligated Group)
Weekly VRDN and Put, 1.740%, 10/01/2042(4)	200,000	200,000
		300,000

Total Short Term Investments (Cost $23,105,000)		23,105,000

Total Investments - 91.4% (1)
(Cost $100,863,482)		100,560,704
Assets in Excess of Other Liabilities, Net - 8.6%(1)		9,436,620
Total Net Assets - 100.0%(1)		$109,997,324

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser.  As of December 31, 2018, the value of these investments were $63,737,447 or 57.9% of total net assets.

(3)	Capital appreciation bond - The rate shown is the rate in effect through December 31, 2018.
(4)	Variable rate demand notes are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The rate shown is the rate in effect as of December 31, 2018.

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Corporate and Municipal Bonds — Corporate and municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$11,255,000	$-	$11,255,000
Municipal Bonds	-	66,200,704	-	66,200,704
Short Term Investments	-	23,105,000	-	23,105,000
Total Investments	$-	$100,560,704	$-	$100,560,704

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2018, the Fund recognized no transfers between levels.

The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer, Principal Financial Officer and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  March 1, 2019

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  March 1, 2019

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams Chief Executive Officer, Principal Financial Officer and Treasurer